Intangible Assets Including Goodwill (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Intangible asset balances by major asset class:
Gross Carrying Amount	$ 6,806		$ 6,930
Accumulated Amortization	(3,702)		(3,059)
Net Carrying Amount	3,104		3,871
Net carrying amount increase/(decrease)	(768)
Intangible asset amortization expense	1,347		1,351		1,284
Intangible assets retired and fully amortized	724		1,177
Impairment Of Intangible Assets Excluding Goodwill	0		0
Capitalized software
Intangible asset balances by major asset class:
Gross Carrying Amount	1,375		1,494
Accumulated Amortization	(679)		(699)
Net Carrying Amount	696		794
Client relationships
Intangible asset balances by major asset class:
Gross Carrying Amount	2,208		2,148
Accumulated Amortization	(1,271)		(977)
Net Carrying Amount	937		1,171
Completed technology
Intangible asset balances by major asset class:
Gross Carrying Amount	2,831		2,910
Accumulated Amortization	(1,533)		(1,224)
Net Carrying Amount	1,298		1,687
In-process R&D
Intangible asset balances by major asset class:
Gross Carrying Amount			13
Net Carrying Amount			13
Patents/trademarks
Intangible asset balances by major asset class:
Gross Carrying Amount	374		358
Accumulated Amortization	(214)		(154)
Net Carrying Amount	161		204
Other intangible assets
Intangible asset balances by major asset class:
Gross Carrying Amount	18	[1]	7	[1]
Accumulated Amortization	(6)	[1]	(5)	[1]
Net Carrying Amount	$ 12	[1]	$ 2	[1]

[1]	Other intangibles are primarily acquired proprietary and nonproprietary business processes, methodologies and systems.